Financing Arrangement (Tables)	12 Months Ended
Dec. 31, 2020
Debt Instrument [Line Items]
Schedule of Composition of Company's Debt and Financing Obligations

	December 31,	December 31,
	2020	2019
CIT Bank, N.A. Term Loan, net of deferred financing costs of $1.8 million and $3.4 million as of December 31, 2020 and December 31, 2019, respectively	$219,525	$267,950
Total debt	219,525	267,950
Less: current portion	—	—
Long-term debt	$219,525	$267,950

Term A Loan
Debt Instrument [Line Items]
Schedule of Interest Rates

Total Leverage Ratio	LIBOR Rate Margin	ABR Margin
Category 1	3.75%	2.75%
Greater than 2.00 to 1.00
Category 2	3.25%	2.25%
Equal to or less than 2.00 to 1.00

Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Schedule of Interest Rates

Total Leverage Ratio	LIBOR Rate Margin	ABR Margin	Commitment Fee
Category 1	3.75%	2.75%	0.50%
Greater than 2.00 to 1.00
Category 2	3.25%	2.25%	0.38%
Equal to or less than 2.00 to 1.00